Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003859
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VIT
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
VIRTUS TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Tax-Exempt Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
VIRTUS TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HXBZX
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 373
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	807
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	373
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	807
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
VIRTUS TAX-EXEMPT BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXCZX
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%	[1]
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
VIRTUS TAX-EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HXBIX
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	434
10 Years	rr_ExpenseExampleYear10	973
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	247
5 Years	rr_ExpenseExampleNoRedemptionYear05	434
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 973

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's distributor has contractually agreed to waive the Shareholder Servicing Fee through April 30, 2016.